Taxation - Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current taxation
Share-based payments	£ (4)	£ (4)	£ (1)
Defined benefit plans	0	0	(143)
Fair value movements on cash flow hedges	0	0	0
Fair value movements on equity investments	11	4	(6)
Current taxation	7	0	(150)
Deferred taxation
Share-based payments	(27)	0	(6)
Defined benefit plans	33	122	184
Fair value movements on cash flow hedges	2	(1)	(1)
Fair value movements on equity investments	9	(21)	(8)
Deferred taxation	17	100	169
Total charge/(credit) to equity and statement of comprehensive income	£ 24	£ 100	£ 19